Acquisitions, Acquired Intangible Assets, and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Purchase Price Allocation Recorded in the Consolidated Balance Sheet	The following table presents the purchase price allocation recorded in the Company’s consolidated balance sheet as of the acquisition date, which was preliminary as of December 31, 2020:

Purchase Price
Assets acquired	Allocation
Fair value of tangible assets:
Cash	$135
Accounts receivable	193
Other assets	8
Goodwill	1,991
Identifiable intangible assets	1,262
Total assets acquired	$3,589
Liabilities assumed
Accounts payable	$11
Accrued expenses	60
Deferred revenue	80
Deferred tax liability	121
Total liabilities assumed	$272
Net assets acquired	$3,317

Schedule of Intangible Assets	Intangible assets consists of the following:

	As of September 30, 2021
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	1,194	(219)	975
Trade name	68	(25)	43
Capitalized internal-use software	1,997	(904)	1,093
Total as of September 30, 2021	$3,259	$(1,148)	$2,111

	As of December 31, 2020
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	1,194	(66)	1,128
Trade name	68	(3)	65
Capitalized internal-use software	1,561	(523)	1,038
Total as of December 31, 2020	$2,823	$(592)	$2,231
Intangible assets consists of the following:

	As of December 31, 2020
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$1,194	$(66)	$1,128
Trade name	68	(3)	65
Capitalized internal-use software	1,561	(523)	1,038
Total as of December 31, 2020	$2,823	$(592)	$2,231

	As of December 31, 2019
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Capitalized internal-use software	$626	$(218)	$408
Total as of December 31, 2019	$626	$(218)	$408

Schedule of Future Amortization Expense	As of September 30, 2021, future amortization expense is expected to be as follows:

Amount
Remainder of 2021	$156
2022	559
2023	428
2024	199
2025 and thereafter	769
Total	$2,111
As of December 31, 2020, future amortization expense is expected to be as follows:

Fiscal Year Ended December 31,	Amount
2021	$692
2022	546
2023	422
2024	208
2025 and thereafter	363
Total	$2,231

Schedule of Goodwill	Goodwill The changes in the carrying value of goodwill were as follows:

Amount
Balance as of January 1, 2020	$—
Prowly acquisition	1,991
Balance as of December 31, 2020	$1,991